Average Annual Total Returns{- Fidelity Short-Term Bond Fund} - 08.31 Fidelity Short-Term Bond Fund Retail PRO-07 - Fidelity Short-Term Bond Fund	Fidelity Short-Term Bond Fund Return Before Taxes Past 1 year	Fidelity Short-Term Bond Fund Return Before Taxes Past 5 years	Fidelity Short-Term Bond Fund Return Before Taxes Past 10 years	Fidelity Short-Term Bond Fund After Taxes on Distributions Past 1 year	Fidelity Short-Term Bond Fund After Taxes on Distributions Past 5 years	Fidelity Short-Term Bond Fund After Taxes on Distributions Past 10 years	Fidelity Short-Term Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Short-Term Bond Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Short-Term Bond Fund After Taxes on Distributions and Sales Past 10 years	LB013 Past 1 year	LB013 Past 5 years	LB013 Past 10 years
Total	(0.73%)	1.89%	1.54%	(1.18%)	1.14%	0.97%	(0.38%)	1.14%	0.94%	(0.47%)	1.85%	1.39%